Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw materials	$ 115	$ 100
Finished goods	2,388	2,743
Inventories	$ 2,503	$ 2,843